Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Acquisition cost of Finished goods	₩ 995,999	₩ 811,580
Acquisition cost of Work-in-process	1,184,516	1,222,991
Acquisition cost of Raw materials	477,929	485,876
Acquisition cost of Supplies	184,869	199,908
Total Acquisition cost	2,843,313	2,720,355
Valuation allowance of Finished goods	(51,305)	(60,805)
Valuation allowance of Work-in-process	(82,655)	(77,385)
Valuation allowance of Raw materials	(17,648)	(28,520)
Valuation allowance of Supplies	(20,463)	(25,917)
Total Valuation allowance	(172,071)	(192,627)
Carrying amount of Finished goods	944,694	750,775
Carrying amount of Work-in-process	1,101,861	1,145,606
Carrying amount of Raw materials	460,281	457,356
Carrying amount of Supplies	164,406	173,991
Total Carrying amount	₩ 2,671,242	₩ 2,527,728